SIGNIFICANT ACCOUNTING POLICIES (Policies) - 401K RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
BASIS OF ACCOUNTING	BASIS OF ACCOUNTING - The accompanying financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.
USE OF ESTIMATES

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENT VALUATION AND INCOME (LOSS) RECOGNITION

INVESTMENT VALUATION AND INCOME (LOSS) RECOGNITION - The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s Benefits Committee determines the Plan’s valuation policies utilizing information provided by the investment advisors and the trustee. See Note 3 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net depreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

NOTES RECEIVABLE FROM PARTICIPANTS

NOTES RECEIVABLE FROM PARTICIPANTS - Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest. Related fees are recorded as administrative expenses and are expensed when they are incurred. Delinquent participant loans are recorded as distributions on the basis of the terms of the Plan.

BENEFIT PAYMENTS	BENEFIT PAYMENTS - Benefit payments are recorded when paid.
ADMINISTRATIVE EXPENSES

ADMINISTRATIVE EXPENSES - Certain expenses of maintaining the Plan are paid directly by the Employers and are excluded from these financial statements. Fees related to the administration of notes receivable from participants, distribution processing, and recordkeeping expenses for specific investments are charged directly to the participant’s account and are included in administrative expenses. All other investment related expenses are included in net depreciation in fair value of investments.